Subsidiary undertakings, joint ventures and associates (Tables)	12 Months Ended
Mar. 31, 2021
Interests In Other Entities [Abstract]
Disclosure of subsidiaries taking advantage of audit exemption under section 479A of Companies Act 2006
The following UK subsidiaries will take advantage of the audit exemption set out within section 479A of the Companies Act 2006 for the year ended 31 March 2021:

Company name	Company number
NatGrid One Limited	5521240
Natgrid TW1 Limited	7579324
National Grid Holdings Limited	3096772
National Grid International Limited	2537092
National Grid Twelve Limited	4355616
National Grid Twenty Three Limited	6999009
National Grid (US) Holdings Limited	2630496
National Grid (US) Investments 2 Limited	3784528
National Grid (US) Investments 4 Limited	3867128
National Grid (US) Partner 1 Limited	4314432